4. Convertible Debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Accretion and interest expense	$ 33,192	$ 89,485	$ 81,488	$ 166,733